Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of confidence level to determine value at risk	95.00%
Holding period of value at risk	1 month
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
Total VaR	€ 9	€ 8
Impact on profit	15	10
Impact on OCI	21	18
Average for the year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	9	11
Impact on profit	18	10
Impact on OCI	30	22
Impact on CTA		1
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	6	7
Impact on profit	8	4
Impact on OCI	15	13
Impact on CTA	0	0
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	18	25
Impact on profit	32	17
Impact on OCI	41	31
Impact on CTA	€ 0	€ 4